REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                   December 5, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549




               Re:   Municipal Securities Trust, Series 53
                     File No. 33-53854


Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 29, 1997 and became effective October 31, 1997 pursuant to Rule 485(b).

                                   Municipal Securities Trust, Series 53


                                   REICH & TANG DISTRIBUTORS L.P.
                                   GRUNTAL & CO., L.L.C.


                                   By:
                                      -------------------------------------
                                       Peter J. DeMarco
                                       as agent for the Sponsors


659792.1